Investments for Account of Policyholders - Summary of Investments for Account of Policyholders (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of investments for account of policyholders [Line Items]
Total investments for account of policyholders at fair value through profit or loss, excluding derivatives	€ 193,741	€ 193,409
Investments in real estate	612	655
Total investments for account of policyholders	194,353	194,063
Investment in shares [member]
Disclosure of investments for account of policyholders [Line Items]
Total investments for account of policyholders at fair value through profit or loss, excluding derivatives	20,640	25,370
Investment in debt securities [member]
Disclosure of investments for account of policyholders [Line Items]
Total investments for account of policyholders at fair value through profit or loss, excluding derivatives	20,441	24,836
Money market and other short-term investments - carried at fair value [member]
Disclosure of investments for account of policyholders [Line Items]
Total investments for account of policyholders at fair value through profit or loss, excluding derivatives	1,578	2,340
Deposits with financial institutions [member]
Disclosure of investments for account of policyholders [Line Items]
Total investments for account of policyholders at fair value through profit or loss, excluding derivatives	3,263	2,946
Investment in unconsolidated investment funds [member]
Disclosure of investments for account of policyholders [Line Items]
Total investments for account of policyholders at fair value through profit or loss, excluding derivatives	143,800	134,132
Other investments [member]
Disclosure of investments for account of policyholders [Line Items]
Total investments for account of policyholders at fair value through profit or loss, excluding derivatives	€ 4,020	€ 3,786